Pension and Non-pension Post-employment Benefit Plans - Percentages and Assumptions Used in Measuring the Plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plan
Weighted average discount rate at December 31 (i) for:
Benefit obligations	1.40%	2.10%	2.90%
Net pension cost	2.10%	2.90%	2.50%
Weighted average rate of compensation increase for:
Benefit obligations	1.10%	3.80%	4.10%
Net pension cost	3.80%	4.10%	4.00%
Pension Plan | Discount rate
Healthcare cost trend rates:
1% Increase	$ (62.4)
1% Decrease	81.7
Pension Plan | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	0.0
1% Decrease	$ 0.0
Other benefit plans
Weighted average discount rate at December 31 (i) for:
Benefit obligations	2.50%	2.90%	3.80%
Net pension cost	2.90%	3.80%	3.60%
Weighted average rate of compensation increase for:
Benefit obligations	4.60%	4.60%	4.20%
Net pension cost	4.60%	4.20%	4.60%
Healthcare cost trend rates:
Immediate trend	5.30%	5.30%	5.70%
Ultimate trend	4.00%	4.00%	4.00%
Other benefit plans | Discount rate
Healthcare cost trend rates:
1% Increase	$ (11.3)
1% Decrease	13.9
Other benefit plans | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	8.1
1% Decrease	$ (6.6)